SCHEDULE OF STOCK BY CLASS (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	[1]
Authorized	22,801,942	13,265,593
Common stock, shares issued	9,015,383	7,362,906	[2]
Common stock, shares outstanding	9,015,383	7,362,906
Class Ordinary Shares [Member]
Authorized	22,801,942	9,540,160
Common stock, shares issued	9,015,383	4,770,409
Common stock, shares outstanding	9,015,383	4,770,409
Common Class A [Member]
Authorized		815,684
Common stock, shares issued		766,476
Common stock, shares outstanding		766,476
Class A-1 Ordinary Shares [Member]
Authorized		1,431,024
Common stock, shares issued		367,506
Common stock, shares outstanding		367,506
Class A-2 Ordinary Shares [Member]
Authorized		477,008
Common stock, shares issued		465,479
Common stock, shares outstanding		465,479
Class A-3 Ordinary Shares [Member]
Authorized		524,709
Common stock, shares issued		519,839
Common stock, shares outstanding		519,839
Class A-3A Ordinary Shares [Member]
Authorized		171,723
Common stock, shares issued		168,112
Common stock, shares outstanding		168,112
Class A-3B Ordinary Shares [Member]
Authorized		305,285
Common stock, shares issued		305,085
Common stock, shares outstanding		305,085

[1]	After giving effect to the forward share split, see also Note 7.
[2]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, and Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares, which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.